Deposits	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Deposits

Note 16 – Deposits

Total interest bearing deposits as of the end of the periods presented consisted of:

(In thousands)	December 31, 2021	December 31, 2020
Savings accounts	$15,871,998	$14,031,736
NOW, money market and other interest bearing demand deposits	28,736,459	22,398,057
Total savings, NOW, money market and other interest bearing demand deposits	44,608,457	36,429,793
Certificates of deposit:
Under $250,000	4,086,059	4,524,794
$250,000 and over	2,626,090	2,783,054
Total certificates of deposit	6,712,149	7,307,848
Total interest bearing deposits	$51,320,606	$43,737,641
A summary of certificates of deposits by maturity at December 31, 2021 follows:
(In thousands)
2022	$4,043,357
2023	864,315
2024	681,201
2025	511,710
2026	534,030
2027 and thereafter	77,536
Total certificates of deposit	$6,712,149

At December 31, 2021, the Corporation had brokered deposits amounting to $ 0.8 billion (December 31, 2020 - $ 0.8 billion).

The aggregate amount of overdrafts in demand deposit accounts that were reclassified to loans was $6 million at December 31, 2021 (December 31, 2020 - $3 million)

At December 31, 2021, public sector deposits amounted to $20.3 billion. A significant portion of Puerto Rico public sector deposits are expected to be used by Puerto Rico pursuant to the Plan of Adjustment for Puerto Rico confirmed by the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) Title III Court, which is expected to become effective on or about March 15, 2022. However, the receipt by the P.R. Government of additional COVID-19 and hurricane recovery related Federal assistance, and seasonal tax collections, could increase public deposit balances at BPPR in the near term. The rate at which public deposit balances will decline is uncertain and difficult to predict. The amount and timing of any such reduction is likely to be impacted by, for example, the implementation of PROMESA and the speed at which COVID-19 federal assistance is distributed.